Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS)
Prospectus Date	rr_ProspectusDate	Jun. 09, 2017
Document Creation Date	dei_DocumentCreationDate	Jun. 06, 2017